Liabilities Subject to Compromise - Summary of Aggregate Amount of Outstanding Debentures (Detail) € in Millions, R$ in Millions	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Mar. 30, 2015 BRL (R$)	Mar. 30, 2015 EUR (€)
Aggregate amount of Outstanding Debentures			R$ 3,163	€ 897
The Company 8th issuance [Member]
Aggregate amount of Outstanding Debentures	R$ 2,515	R$ 2,515
The Company 10th issuance [Member]
Aggregate amount of Outstanding Debentures	1,549	1,549
Telemar | 2nd issuance [Member]
Aggregate amount of Outstanding Debentures	R$ 55	R$ 55